Sales - Trade receivables - Categories - Tabular disclosure (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Revenue [abstract]
Net trade receivables depreciated according to their age	€ 1,145	€ 1,233	€ 1,050
Net trade receivables depreciated according to other criteria	400	579	600
Net trade receivables past due	1,544	1,812	1,650
Not past due	4,076	3,508	3,645
Net trade receivables	€ 5,620	€ 5,320	€ 5,295	€ 5,153	€ 5,175